Summary of significant accounting policies - Contractual arrangements with respect to equity interests in certain PRC subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
PRC subsidiaries
Percentage of equity interest held in certain PRC medical institutions after transfer of interests	70.0
Dr. Zhou Pengwu
PRC subsidiaries
Equity interest subject to contractual agreements	24.00%
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	30.00%
Hangzhou Pengai Aesthetic Medical General Outpatient Clinic Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	22.00%
Changsha Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	15.00%
Shanghai Pengai Aesthetic Medical General Outpatient Clinic Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	22.00%
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	26.00%
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	25.00%
Relevant Subsidiaries
PRC subsidiaries
Equity interest subject to contractual agreements	19.00%
Ms. Ding Wenting
PRC subsidiaries
Equity interest subject to contractual agreements	12.00%
Beijing Aomei Yixin Investment Consultant Co., Ltd.,
PRC subsidiaries
Equity interest subject to contractual agreements	30.00%
Shenzhen Miaoyan Aesthetic Medical Clinic [Member]
PRC subsidiaries
Equity interest subject to contractual agreements	30.00%
Bottom of Range
PRC subsidiaries
Percentage of equity interest historically held in PRC subsidiaries	70.00%
Proportion of ownership interest in associate	2.00%
Top of Range
PRC subsidiaries
Allowable percentage of foreign investment in PRC medical institutions through joint venture entities	70.00%
Proportion of ownership interest in associate	5.00%